Provisions for employees' benefits - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Disclosure of defined benefit plans [line items]
Number of workers utilized voluntary retirement plan | employee	125	132
Termination benefits - Voluntary retirement plan [Member]
Disclosure of defined benefit plans [line items]
Termination benefits expense | $	$ 713,407	$ 124,186
Level 1
Disclosure of defined benefit plans [line items]
Percentage of plan assets	23.30%	26.60%
Level 2
Disclosure of defined benefit plans [line items]
Percentage of plan assets	76.70%	73.40%